Property, Plant and Equipment - Schedule of Cost of Freehold Land (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 4,583	£ 4,867	£ 4,953
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	9,044	9,506	£ 8,971
Freehold Land within Freehold Property on Which no Depreciate is Provided | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 238	£ 246